Organization and Nature of Operations (Details)		6 Months Ended
	Sep. 30, 2024 CNY (¥) shares	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Organization and Nature of Operations [Line Items]
Net loss		¥ (59,145,670)	$ (8,299,049)	¥ (134,319,481)
Net cash used in operating activities		(76,800,000)	$ (10,769,819)	¥ (34,636,206)
Accumulated deficit		(509,265,433)						$ (71,457,798)	¥ (452,031,693)
Nano Labs Ltd [Member]
Organization and Nature of Operations [Line Items]
Net loss		(59,100,000)
Working capital deficit		20,000,000
Accumulated deficit		¥ (509,300,000)
Forecast [Member]
Organization and Nature of Operations [Line Items]
Loans total amount	¥ 60,600,000				$ 8,500,000	¥ 60,600,000	$ 8,500,000
Aggregate shares (in Shares) | shares	27,914,614